RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.1%
	EQUITY - 97.1%
21,100	Direxion Daily S&P 500 Bull 2X Shares	$ 2,057,712
70,400	ETFMG Alternative Harvest ETF	1,448,832
64,000	ETFMG Prime Junior Silver Miners ETF	972,800
45,000	Global X Silver Miners ETF	1,921,500
23,200	Invesco China Technology ETF	1,953,440
33,900	Invesco Solar ETF	3,028,287
76,100	iShares China Large-Cap ETF	3,525,713
23,400	iShares MSCI ACWI ETF	2,367,846
35,500	iShares MSCI ACWI ex US ETF	2,041,605
55,300	iShares MSCI Emerging Markets ETF	3,049,795
25,900	SPDR S&P Biotech ETF	3,506,860
50,000	Sprott Junior Gold Miners ETF	2,205,500
103,500	VanEck Vectors Gold Miners ETF	3,516,930
52,000	VanEck Vectors Junior Gold Miners ETF	2,431,000
5,800	Vanguard Information Technology ETF	2,312,866
48,300	Xtrackers Harvest CSI 300 China A-Shares ETF	1,958,082
		38,298,768

	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,205,574)	38,298,768

	TOTAL INVESTMENTS - 97.1% (Cost $38,205,574)	$ 38,298,768
	OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%	1,126,537
	NET ASSETS - 100.0%	$ 39,425,305

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.0%
	COMMODITY - 7.3%
14,500	SPDR Gold Shares(a)	$ 2,401,635

	FIXED INCOME - 80.7%
100,000	Invesco Preferred ETF	1,532,000
115,800	Invesco Senior Loan ETF	2,564,970
30,100	iShares Convertible Bond ETF	3,069,297
10,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,343,600
17,000	iShares iBoxx High Yield Corporate Bond ETF	1,496,680
50,500	iShares JP Morgan EM Local Currency Bond ETF(a)	2,204,325
17,000	iShares JP Morgan USD Emerging Markets Bond ETF	1,911,820
23,050	iShares MBS ETF	2,494,702
20,375	iShares National Muni Bond ETF	2,387,950
7,900	iShares TIPS Bond ETF	1,011,279
175,000	ProShares UltraShort 20+ Year Treasury	3,295,249
37,000	SPDR Bloomberg Barclays Convertible Securities ETF	3,209,010
		26,520,882

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,064,423)	28,922,517

	TOTAL INVESTMENTS - 88.0% (Cost $29,064,423)	$ 28,922,517
	OTHER ASSETS IN EXCESS OF LIABILITIES – 12.0%	3,922,765
	NET ASSETS - 100.0%	$ 32,845,282

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.